Note 14 Financial assets at amortised cost (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial assets at amortised cost [Line Items]
Debt Securities at amortized cost	€ 43,606	€ 34,781	€ 35,737
Loans and advances to central banks at amortised cost	4,401	5,681	6,209
Loans and advances to banks	16,031	13,276	14,575
Loans and advances to customers	358,023	318,939	311,147
Financial assets at amortised cost	(422,061)	(372,676)	(367,668)
Central banks [Member]
Financial assets at amortised cost [Line Items]
Debt Securities at amortized cost	21	15	0
Government [member]
Financial assets at amortised cost [Line Items]
Debt Securities at amortized cost	40,389	32,130	28,727
Loans and advances to customers	20,892	19,682	19,391
credit institutions [Member]
Financial assets at amortised cost [Line Items]
Debt Securities at amortized cost	1,177	817	783
Other financial corporations [Member]
Financial assets at amortised cost [Line Items]
Debt Securities at amortized cost	857	525	5,027
Loans and advances to customers	12,765	9,804	9,817
Non financial corporations [Member]
Financial assets at amortised cost [Line Items]
Debt Securities at amortized cost	1,162	1,295	1,200
Loans and advances to customers	165,510	140,993	136,424
Reverse repurchase agreements [Member]
Financial assets at amortised cost [Line Items]
Loans and advances to banks	5,251	2,788	1,914
Other loans and advances [Member]
Financial assets at amortised cost [Line Items]
Loans and advances to banks	10,780	10,488	12,661
Other [Member]
Financial assets at amortised cost [Line Items]
Loans and advances to customers	158,855	148,461	145,515
Of which loss allowances of debt securities [Member]
Financial assets at amortised cost [Line Items]
Financial assets at amortised cost	€ (93)	€ (52)	€ (48)